SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods at net realizable value	$ 46	$ 43
Inventories	$ 46	$ 43